Note Employee benefits (Contributions to the benefit plans) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected employer contributions to the benefit plans during the next year	$ 0
Benefit Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected employer contributions to the benefit plans during the next year	$ 236